Deferred Income - Schedule of Deferred Income (Details) - USD ($)	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Total deferred income, net	$ 232,387	$ 127,403	$ 188,342
Restatement [Member]
Total deferred income, net			188,342
Certified Professional Training (CPT) [Member]
Total deferred income, net	127,775	51,499
Certified Professional Training (CPT) [Member] | Restatement [Member]
Total deferred income, net			64,844
Money Mastery Mentorship Program (MMMP) [Member]
Total deferred income, net	59,451	72,877
Money Mastery Mentorship Program (MMMP) [Member] | Restatement [Member]
Total deferred income, net			80,012
Wealth Advisor Investors (ADAM KHOO) [Member]
Total deferred income, net	43,905	1,389
Wealth Advisor Investors (ADAM KHOO) [Member] | Restatement [Member]
Total deferred income, net			41,755
Building Smart Business [Member]
Total deferred income, net		379
Building Smart Business [Member] | Restatement [Member]
Total deferred income, net			400
Stocktrading Mentorship Program [Member]
Total deferred income, net	$ 1,256	$ 1,259
Stocktrading Mentorship Program [Member] | Restatement [Member]
Total deferred income, net			$ 1,331